BANK FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
BANK FINANCIAL ASSETS AND LIABILITIES
BANK FINANCIAL ASSETS AND LIABILITIES

29.     BANK FINANCIAL ASSETS AND LIABILITIES

Bank deposits and loans to customers

The table below represents the structure and amounts of current and non current bank deposits and loans to customers as of December 31, 2018.

December 31,
2018

Loans to customers	68,132
Due from banks	2,635
Allowance for impairment losses	(7,729)

Total bank deposits and loans to customers, net	63,038

Less: current portion	(32,385)

Bank deposits and loans to customers, non-current	30,653

The structure and amounts of bank loans to customers as of December 31, 2018 is presented in the table below:

December 31,
2018

Loans to legal entities
Corporations	27,414
Medium-sized enterprises and small businesses	1,941

Total loans to legal entities	29,355

Loans to individuals
Mortgage loans	11,668
Consumer loans	17,307
Credit cards	9,778
Other	24

Total loans to individuals	38,777

Due from banks
Time deposits with banks	1,659
Obligatory reserves with the Central Bank of Russia	976

Total due from banks	2,635

Total bank deposits and loans to customers	70,767

Less: allowance for impairment losses	(7,729)

Total bank deposits and loans to customers, net	63,038

The table below summarizes carrying value of loans to customers aggregated by types of collateral obtained by the Group:

December 31,
2018
Loans collateralized by guaranties	17,984
Loans collateralized by pledge of real estate	14,237
Loans collateralized by pledge of own promissory notes	326
Loans collateralized by pledge of equipment	143
Loans collateralized by securities	32
Loans collateralized by rights of claim	15
Loans collateralized by pledge of inventories	12
Unsecured loans	35,383
Allowance for impairment losses	(7,689)
Total loans to customers, net	60,443

The balances above do not necessarily reflect the fair value of collateral received.

Movements in the allowance for impairment losses attributable to bank deposits and loans to customers for the year ended December 31, 2018 are presented in the table below:

	Loans to
	customers	Due from banks	Total
Balance as at the date of acquisition	8,444	42	8,486

Provision charge/release	636	(2)	634
Recovery of bad debt written-off	430	—	430
Bad debt written-off	(1,817)	—	(1,817)
Foreign currency revaluation effect	(4)	—	(4)

Balance as at December 31, 2018	7,689	40	7,729

Movements in provision for impairment losses on loans to legal entities for the year ended December 31, 2018 were as follows:

	Stage 1	Stage 2	Stage 3	POCI*	TOTAL
Balance as at the date of acquisition	325	306	3,714	182	4,527
- Transfer to stage 1	—	—	—	—	—
- Transfer to stage 2	(2)	—	2	—	—
- Transfer to stage 3	—	(29)	29	—	—
New financial assets originated or purchased	54	65	—	9	128
Change due to change of credit risk	(55)	144	(79)	64	74
Write-offs	—	—	(637)	—	(637)
Recovery of previously written-off assets	—	—	124	—	124
Foreign exchange difference	(4)	—	—	—	(4)
Balance as at December 31, 2018	318	486	3,153	255	4,212

* POCI - financial assets purchased or originated credit-impaired

Movements in provision for impairment losses attributable to loans to individuals for the year ended December 31, 2018 were as follows:

	Stage 1	Stage 2	Stage 3	POCI	TOTAL
Balance as at the date of acquisition	683	388	2,468	378	3,917
- Transfer to stage 1	243	(162)	(81)	—	—
- Transfer to stage 2	(48)	66	(18)	—	—
- Transfer to stage 3	(2)	(291)	293	—	—
New financial assets originated or purchased	355	—	—	—	355
Change due to change of credit risk	(475)	317	217	20	79
Write-offs	—	—	(1,180)	—	(1,180)
Recovery of previously written-off assets	—	—	306	—	306
Balance as at December 31, 2018	756	318	2,005	398	3,477

The following valuation categories represent the Group’s classification of credit quality of the loans:

•	Low to fair risk – loans of high credit quality and low probability of default, not past due or immaterially overdue;
•	Monitoring – loans with increased probability of default including restructured loans;
•	Impaired – impaired loans including more than 90 days overdue.

The table below summarizes information regarding the quality of loans to individuals:

	Stage 1	Stage 2	Stage 3	POCI	December 31, 2018
Low to fair risk	34,581	445	—	—	35,026
Monitoring	—	534	5	—	539
Impaired	—	—	2,814	398	3,212
Loss allowance	(756)	(318)	(2,005)	(398)	(3,477)

Total	33,825	661	814	—	35,300

The table below summarizes information regarding the quality of loans to legal entities:

	Stage 1	Stage 2	Stage 3	POCI	December 31, 2018
Low to fair risk	22,083	1,555	—	—	23,638
Monitoring	—	1,871	—	—	1,871
Impaired	—	—	3,586	260	3,846
Loss allowance	(327)	(477)	(3,153)	(255)	(4,212)

Total	21,756	2,949	433	5	25,143

Analysis by credit quality of loans to individuals outstanding as of December 31, 2018 is as follows:

				Provision for
		Provision for		impairment to
As at December 31, 2018	Gross loans	impairment	Net loans	gross loans
Collectively assessed
Not past due	34,582	(756)	33,826	2%
Overdue:
up to 30 days	445	(80)	365	18%
31 to 60 days	197	(84)	113	43%
61 to 90 days	136	(77)	59	57%
91 to 180 days	340	(245)	95	72%
over 180 days	2,079	(1,579)	500	76%
Total collectively assessed loans	37,779	(2,821)	34,958	7%
Individually impaired
Not past due	599	(475)	124	79%
Overdue:
up to 30 days	—	—	—	—
31 to 60 days	4	(1)	3	25%
61 to 90 days	1	—	1	0%
91 to 180 days	27	—	27	0%
over 180 days	367	(180)	187	49%
Total individually impaired loans	998	(656)	342	66%
Total	38,777	(3,477)	35,300	9%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2018 is as follows:

				Provision for
		Provision for		impairment to
As at December 31, 2018	Gross loans	impairment	Net loans	gross loans
Collectively assessed
Not past due	1,224	(24)	1,200	2%
Overdue:
up to 30 days	7	(1)	6	16%
31 to 60 days	2	(1)	1	40%
61 to 90 days	4	(2)	2	40%
91 to 180 days	15	(7)	8	47%
over 180 days	689	(414)	275	60%
Total collectively assessed loans	1,941	(449)	1,492	23%

Bank deposits and liabilities

The table below represents the structure and amounts of current and non-current bank deposits and liabilities as of December 31, 2018.

December 31,
2018
Customer accounts	100,209
Due to banks and other financial institutions	7,750
Debt securities issued	1,717
Financial liabilities at fair value through profit or loss	767
Other financial liabilities	1,011
Total bank deposits and liabilities	111,454
Less: current portion	(108,821)
Total bank deposits and liabilities, non-current	2,633

The structure and amounts of customer accounts of December 31, 2018 are presented below:

December 31,
2018
Legal entities
- Current/settlement accounts	19,408
- Term deposits	8,188

Individuals
- Current/settlement accounts	13,364
- Term deposits	59,249

Total customer accounts	100,209

The structure and amounts of due to banks as of December 31, 2018 are presented below:

December 31,
2018
Loans under repurchase agreements	5,315
Loans and term deposits from banks and other financial institutions	1,268
Correspondent accounts of other banks	1,167
Total due to banks	7,750

As of December 31, 2018, loans under repurchase agreements were secured by the following collaterals:

•	securities measured at amortized cost with the value of RUB 2,283 million;
•	Federal Loan Bonds (OFZ) received from Deposit Insurance Agency (DIA) as a subordinated securities loan in the amount of RUB 3,539 million.

In November 2015 MTS Bank received a subordinated debt of RUB 7,246 million in the form of OFZ from the state corporation DIA with the date of maturity January 22, 2025. In accordance with the terms of the contract, MTS Bank should return the securities to the creditor at the end of the contract period. The Group does not recognize the securities and the obligation to return them to the creditor in the consolidated statement of financial position as of December 31, 2018. In accordance with the contract, MTS Bank should comply with certain covenants with respect to capital, loan portfolio, employee benefits. If the above conditions are not met, DIA may apply penalties to MTS Bank. The contract also includes certain restrictions on sale or repledge of the securities by MTS Bank.

An analysis of liquidity and interest rate risk inherent to bank assets as of December 31, 2018 is presented in the following table. The maturity corresponds to the contractual terms. However, individuals are entitled to terminate the deposit agreement ahead of schedule.

							December31,
	Up to	1 month to	3 months to	1 year to	Over	Maturity	2018
	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	13,680	—	—	—	—	—	13,680
Due from banks	477	—	—	—	—	—	477
Loans to customers	5,182	9,113	25,525	25,922	1,104	6,344	73,190
Investments in securities	111	4,233	10,838	14,032	1,300	—	30,514

Total interest bearing financial assets	19,450	13,346	36,363	39,954	2,404	6,344	117,861

Cash and cash equivalents	10,117	—	—	—	—	—	10,117
Financial assets at fair value through profit or loss	—	—	—	—	—	8,806	8,806
Due from banks	483	61	1,928	13	—	—	2,485
Currency forwards and options not designated as hedges	—	45	183	—	—	—	228
Other financial assets*	522	335	25	—	—	4	886

Total non-interest bearing financial assets	11,122	441	2,136	13	—	8,810	22,522

Total financial assets	30,572	13,787	38,499	39,967	2,404	15,154	140,383

							December31,
	Up to	1 month to	3 months to	1 year to	Over	Maturity	2018
	1 month	3 months	1 year	5 years	5 years	undefined	Total
Financial liabilities

Due to banks and other financial institutions	(1,268)	—	—	—	—	—	(1,268)
Customer accounts*	(13,012)	(7,239)	(45,971)	(1,599)	—	—	(67,821)
Debt securities issued	(12)	(314)	(333)	(771)	(287)	—	(1,717)

Total interest bearing financial liabilities	(14,292)	(7,553)	(46,304)	(2,370)	(287)		(70,806)

Currency forwards and options not designated as hedges	—	(45)	(328)	—	—	—	(373)
Obligation to deliver securities	(394)						(394)
Due to banks and other financial institutions	(6,482)	—	—	—	—	—	(6,482)
Customer accounts*	(48,854)	—	—	—	—	—	(48,854)
Other financial liabilities	(1,620)	(541)	(1,851)	—	—	—	(4,012)
Lease obligations*	(21)	(37)	(144)	(200)	(6)	—	(408)

Total non-interest bearing financial liabilities	(57,371)	(623)	(2,323)	(200)	(6)	—	(60,523)

Total financial liabilities	(71,663)	(8,176)	(48,627)	(2,570)	(293)	—	(131,329)

Liquidity gap	(41,091)	5,611	(10,128)	37,397	2,111

Stable sources of funding	40,689	(13,182)	22,667	(8,128)	(42,046)

Net liquidity gap	(402)	(7,571)	12,539	29,269	(39,935)

Cumulative liquidity gap	(402)	(7,973)	4,566	33,835	(6,100)

Cumulative interest sensitivity gap	(5,158)	(10,951)	(1,110)	38,594	40,711

* Including intercompany balances	(16,402)	(5)	(17)	(3)	—	—	(16,427)

Analysis of the liquidity and interest rate risks is presented in the following table. The amounts in the table below represent future aggregate undiscounted cash flows.

	Weighted							December31,
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity	2018
	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total
Interest bearing financial liablities
Due to banks	7.6%	1,262	8	—	—	—	—	1,270
Customer accounts*	6.3%	12,410	7,900	47,490	1,644	—	—	69,444
Debt securities issued	9.5%	12	316	258	912	857	—	2,355

Total interest bearing financial liabilities		13,685	8,224	47,748	2,556	857		73,070

Non-interest bearing financial liablities
Financial liabilities at fair value through profit or loss		—	—	373	—	—	—	373
Due to banks		6,482	—	—	—	—	—	6,482
Customer accounts*		48,854	—	—	—	—	—	48,854
Other financial liabilities		750	159	1,655	—	—	—	2,564
Total non-interest bearing financial liabilities and commitments		56,086	159	2,028	—	—	—	58,273

Total financial liabilities		69,771	8,383	49,776	2,556	857	—	131,343

* Including intercompany balances		(16,465)	—	—	—	—	—	(16,465)

The Group issued guaranties to the customers in the amount of RUB 10,587 million. These instruments, involving varying degrees of credit risk, are not reflected in the consolidated statement of financial position.The Group’s maximum exposure to credit risk in relation to these financial instruments is represented by their contractual amounts.